Condensed Consolidated Statements of Operations and Comprehensive (Loss) Income - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Revenue
Total revenue	$ 602,232	$ 648,537	$ 1,930,603	$ 2,202,172	$ 3,298,361	$ 3,554,712	$ 3,008,654
Operating costs:
Salaries and benefits	248,953	141,795	522,940	377,643	724,157	683,941	556,880
Depreciation	52,013	50,031	102,797	100,038	201,113	174,207	163,371
Other general and administration expenses	329,704	182,822	567,828	484,337	945,587	951,616	580,463
Total operating costs	1,028,735	743,312	2,004,069	1,816,837	3,480,393	3,301,554	2,540,408
(Loss) income from operations	(426,503)	(94,775)	(73,466)	385,335	(182,032)	253,158	468,246
Other income (expense)
Interest expense		(6,296)	(4,491)	(16,482)	(25,550)	(30,393)	(36,196)
Other income	83,724	9,825	145,719	29,267	44,818	28,098	8,900
Total other income, net	83,724	3,529	141,228	12,785	19,268	(2,295)	(27,296)
(Loss) income before income tax	(342,779)	(91,246)	67,762	398,120	(162,764)	250,863	440,950
Income tax (benefits) expenses	(53,518)	(22,145)	90,811	137,837	20,936	(135,265)	117,757
Net (Loss) Income	(289,261)	(69,101)	(23,049)	260,283	(183,700)	386,128	323,193
Comprehensive (Loss) Income	$ (289,261)	$ (69,101)	$ (23,049)	$ 260,283	$ (183,700)	$ 386,128	$ 323,193
(Loss) Earnings per common stock
Basic	$ (0.021)	$ (0.006)	$ (0.002)	$ 0.024	$ (0.02)	$ 0.04	$ 0.03
Diluted	$ (0.021)	$ (0.006)	$ (0.002)	$ 0.024	$ (0.02)	$ 0.04	$ 0.03
Weighted average number of common stocks outstanding
Basic	13,880,000	10,880,000	13,167,293	10,880,000	10,880,000	10,880,000	10,880,000
Diluted	13,880,000	10,880,000	13,167,293	10,880,000	10,880,000	10,880,000	10,880,000
Golf Operations [Member]
Revenue
Total revenue	$ 415,868	$ 458,728	$ 1,444,808	$ 1,679,609	$ 2,443,178	$ 2,643,856	$ 2,310,615
Operating costs:
Cost of sales	326,232	315,464	649,491	706,695	1,367,958	1,189,889	1,015,852
Food and Beverage [Member]
Revenue
Total revenue	147,587	146,824	373,390	392,085	648,738	682,281	517,694
Operating costs:
Cost of sales	59,162	43,232	125,044	114,040	186,602	209,226	167,614
Sales of Merchandise [Member]
Revenue
Total revenue	20,904	24,732	65,408	75,824	115,262	138,450	99,366
Operating costs:
Cost of sales	12,671	9,968	35,969	34,084	54,876	92,675	56,228
Ancillary Revenue [Member]
Revenue
Total revenue	$ 17,873	$ 18,253	$ 46,997	$ 54,654	$ 91,183	$ 90,125	$ 80,979